Commitments and Contingencies (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 22, 2022	Jul. 31, 2020	Jul. 31, 2019
Commitments and Contingencies
Operating lease expense		$ 19,500	$ 21,900	$ 17,700
Operating lease commitments
Total	$ 68,163	68,163
Less than One Year	13,374	13,374
One to Three Years	24,185	24,185
Three to Five Years	5,576	5,576
More than Five Years	25,028	25,028
Purchase commitments
Total	705,536	705,536
Less than One Year	687,853	687,853
One to Three Years	15,622	15,622
Three to Five Years	1,988	1,988
More than Five Years	73	73
2022, 2024 and 2030 Senior Notes
Laons repaid		100,000
2027 Notes | Revolving facility
2022, 2024 and 2030 Senior Notes
Aggregate principal amount	5,000	5,000
Unsecured senior notes | Unsecured Senior Notes 2024 Notes [Member]
2022, 2024 and 2030 Senior Notes
Aggregate principal amount	$ 800,000	$ 800,000					$ 800,000
Interest rate (as a percent)	3.50%	3.50%					3.50%
Unsecured senior notes | Unsecured Senior 2030 Notes [Member]
2022, 2024 and 2030 Senior Notes
Aggregate principal amount	$ 750,000	$ 750,000				$ 750,000
Interest rate (as a percent)	3.375%	3.375%				3.375%
Unsecured senior notes | 2027 Notes
2022, 2024 and 2030 Senior Notes
Aggregate principal amount	$ 900,000	$ 900,000
Margin rate		1.28%
Convertible Debt [Member]
2022, 2024 and 2030 Senior Notes
Interest rate (as a percent)	1.375%	1.375%
Total	$ 3,119,632	$ 3,119,632
Less than One Year	911,501	911,501
One to Three Years	167,001	167,001
Three to Five Years	901,447	901,447
More than Five Years	1,139,683	1,139,683
Convertible Debt [Member] | Unsecured Senior Notes 2024 Notes [Member]
2022, 2024 and 2030 Senior Notes
Total	828,000	828,000
Less than One Year	828,000	828,000
One to Three Years	0	0
Three to Five Years	0	0
More than Five Years	0	0
Convertible Debt [Member] | Unsecured Senior 2030 Notes [Member]
2022, 2024 and 2030 Senior Notes
Aggregate principal amount	330,000	330,000
Total	927,188	927,188
Less than One Year	25,313	25,313
One to Three Years	50,625	50,625
Three to Five Years	50,625	50,625
More than Five Years	800,625	800,625
Convertible Debt [Member] | 2030 Convertible Notes
2022, 2024 and 2030 Senior Notes
Total	361,746	361,746
Less than One Year	4,538	4,538
One to Three Years	9,075	9,075
Three to Five Years	9,075	9,075
More than Five Years	339,058	339,058
Convertible Debt [Member] | 2027 Notes
2022, 2024 and 2030 Senior Notes
Total	1,002,698	1,002,698
Less than One Year	53,650	53,650
One to Three Years	107,301	107,301
Three to Five Years	841,747	841,747
More than Five Years	0	$ 0
Term and revolving facilities agreement
2022, 2024 and 2030 Senior Notes
Laons repaid	$ 100,000
Aggregate principal amount					$ 1,200,000